Stockholders’ Equity (Details) - USD ($)			1 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 05, 2019	Nov. 02, 2017	Aug. 24, 2021	May 23, 2019	Feb. 15, 2018	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2020
Stockholders’ Equity (Details) [Line Items]
Common stock, description						In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Company’s initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination).
Preferred stock, shares authorized						1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Shares issued							12,500,000			11,500,000
Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock converted				3,000
Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Common stock voting rights							The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights.	The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights.
Number of common stock rate		1,000
Total authorized number of shares		100,000
Total authorized common shares increased				154,503
Warrant [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Number of warrant to purchase shares	667
Purchase price (in Dollars per share)	$ 3,000
Issuance of fair value (in Dollars per share)	$ 2,078			$ 3,000	$ 5,400
Total fair value (in Dollars)	$ 1,386,026			$ 7,383,000	$ 7,381,800
Exercised shares	356.21			2,460.996
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares						50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued						1,715,792		1,715,792
Common stock, shares outstanding						1,715,792		1,715,792
Common stock subject to possible redemption						9,784,208
Class A Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares						50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued						11,500,000	14,375,000	11,500,000
Common stock, shares outstanding						11,500,000	14,375,000	11,500,000
Shares subject to possible redemption						11,500,000	11,500,000	11,500,000
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares				78,000		78,000	78,000	78,000	78,000
Common stock, par value (in Dollars per share)
Common stock converted		35,597				83,600,000
Additional issued shares									926
Class A Common Stock [Member] | Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Outstanding common shares were converted									(926)
Class A Common Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Additional issued shares									926
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares						12,500,000	12,500,000	12,500,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued						2,875,000		2,875,000
Common stock, shares outstanding						2,875,000		2,875,000
Common stock voting rights						Holders of the Company’s Class B common stock are entitled to one vote for each share
Converted basis percentage						20.00%
Class B Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares							12,500,000
Common stock, par value (in Dollars per share)							$ 0.0001
Common stock, shares issued						2,875,000		2,875,000
Common stock, shares outstanding						2,875,000		2,875,000
Common stock voting rights							Holders of the Company’s Class B common stock were entitled to one vote for each share.
Outstanding common shares were converted			2,875,000
Class B Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized common shares				76,503		76,503	76,503	76,503	76,503
Common stock, par value (in Dollars per share)
Common stock converted		64,402
Number of warrant to purchase shares					1,367
Purchase price (in Dollars per share)					$ 0.01
Additional issued shares									5,328
Class B Common Stock [Member] | Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Outstanding common shares were converted									(5,328)
Class B Common Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Additional issued shares									5,328
Series A Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized				40,000		40,000	40,000	40,000	40,000
Preferred stock par value (in Dollars per share)
Common stock converted									11,257
Percentage non-cumulative dividends				8.00%
Paid preferred stock value (in Dollars per share)				$ 3,000
Number of warrant to purchase shares				2,461
Purchase price (in Dollars per share)				$ 0.01
Shares issued									16,709
Net proceeds (in Dollars)									$ 49,035,701
Number shares of services									89
Series A Preferred Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock converted									11,257
Outstanding common shares were converted									11,257